Segment and Geographic Data (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Summary Of Revenues By Geographic Area Presented Based Upon The Location Of The Customer
Revenues by geographic area presented based upon the location of the customer are as follows:

	For the Nine Months Ended September 30,
(in thousands)	2021	2020
United States	$114,339	$84,659
Rest of world	5,502	—

Total revenues	$119,841	$84,659

Revenues by geographic area presented based upon the location of the customer are as follows (in thousands):

	Successor Company		Predecessor Company
	Year Ended December 31, 2020	Period from July 16, 2019 to December 31, 2019	Period from January 1, 2019 to July 15, 2019
United States	$117,755	$40,045	$45,458
Rest of world	562	—	—

Total revenues	$118,317	$40,045	$45,458

Summary of Long-lived Assets by Geographical Region are Based on the Location of the Legal Entity that Owns the Assets	Long-lived assets by geographic area presented based upon the location of the assets are as follows:

(in thousands)	September 30, 2021	December 31, 2020
United States	$4,311	$3,120
Rest of world	386	128

Total long-lived assets	$4,697	$3,248

Long-lived assets by geographical region are based on the location of the legal entity that owns the assets. Long-lived assets by geographic area presented based upon the location of the assets are as follows (in thousands):

	Successor Company
	December 31, 2020	December 31, 2019
United States	$3,120	$2,558
Rest of world	128	—

Total long-lived assets	$3,248	$2,558